LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Sep. 30, 2020
Schedule of Long-term Investments
Long-term investments consisted of the following:

	As of September 30,
	2019	2020
	US$	US$
Equity securities without readily determinable fair value:
Beijing teacheredu.cn Science & Technology Co., Ltd. (“Beijing teacheredu”) (a)	11,199	11,789

Other equity securities without readily determinable fair value	762	1,473
Equity method investments:
Beijing Champion Yuanjian Education Technology Co., Ltd. (“Yuanjian”) (b)	2,488	3,012

Other equity method investments (c)	2,590	941
Available-for-sale securities investments:
Chongqing Moses Robots Co., Ltd. (“Chongqing Moses Robots”) (d)	4,617	5,597
Beijing Niuke Technology Co., Ltd (“Niuke Technology”) (e)	2,434	2,353
Other available-for-sale investments (f)	1,289	1,159

Total	25,379	26,324